Operating Lease Assets - Schedule of Contract Related to Leasing Held by the Company (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2008
Schedule of Contract Related to Leasing Held by the Company [Line Items]
Non-Current Assets	$ 111,936	$ 603,942	$ 603,942	$ 233,683
Current Liabilities	134,580	115,592	147,848
Non- Current Liabilities	62,124	53,358	68,240
Energy Group [Member]
Schedule of Contract Related to Leasing Held by the Company [Line Items]
Non-Current Assets		43,675	43,675
Current Liabilities	12,000	10,308	14,360
Non- Current Liabilities
HSTONES [Member]
Schedule of Contract Related to Leasing Held by the Company [Line Items]
Non-Current Assets		12,193	12,193
Current Liabilities	4,987	4,283	5,308
Non- Current Liabilities
PFZ [Member]
Schedule of Contract Related to Leasing Held by the Company [Line Items]
Non-Current Assets		434,734	434,734
Current Liabilities	70,486	60,541	77,034
Non- Current Liabilities	62,124	53,358	68,240
ARBROS MATRIZ [Member]
Schedule of Contract Related to Leasing Held by the Company [Line Items]
Non-Current Assets		113,340	113,340
Current Liabilities	47,107	40,460	51,146
Non- Current Liabilities